FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
			accounted
		accounted	through other
	Amortized	through profit	comprehensive
As of December 31, 2021	cost	or loss	Income	Total
Assets
Cash and cash equivalents	16,743	3,106		19,849
Investments	—	10,786		10,786
Trade receivables	22,626	—	—	22,626
Other receivables	958	1,915	—	2,873
Total	40,327	15,807	—	56,134
Liabilities
Trade payables	50,327	—	—	50,327
Financial debt	266,736	88	97	266,921
Leases liabilities	18,916	—	—	18,916
Other liabilities	125	—	—	125
Total	336,104	88	97	336,289

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2020	cost	loss	Income	Total
Assets
Cash and cash equivalents	12,364	15,601	—	27,965
Investments	258	7,734	—	7,992
Trade receivables	28,701	—	—	28,701
Other receivables	2,226	2,074	—	4,300
Total	43,549	25,409	—	68,958
Liabilities
Trade payables	63,103	—	—	63,103
Financial debt	301,389	257	539	302,185
Leases liabilities	15,550	—	—	15,550
Other liabilities	717	—	—	717
Total	380,759	257	539	381,555

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2021

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	6,331	1,323
Financial liabilities at amortized cost	26,277	(22,134)
Financial assets at fair value through profit or loss	707	94
Financial liabilities at amortized cost through profit or loss	(2,823)	—
Total	30,492	(20,717)

Gains and losses by category – Year 2020

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	14,038	1,971
Financial liabilities at amortized cost	(45,461)	(27,556)
Financial assets at fair value through profit or loss	530	586
Financial liabilities at fair value through profit or loss	(2,243)	—
Total	(33,136)	(24,999)

Schedule of fair value of financial debt

As of December 31, 2021, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	140,605	138,389
Other financial debts	126,316	116,590
	266,921	254,979

As of December 31, 2020, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	143,843	133,266
Other financial debts	158,342	148,531
	302,185	281,797

Schedule of offsetting of financial assets and financial liabilities in scope of IFRS 7

	As of December 31, 2021
	Trade	Other	Trade	Other
	receivables	receivables	payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	24,387	3,217	(52,088)	(469)
Offsetting	(1,761)	(344)	1,761	344
Current and noncurrent assets (liabilities) – Booked value	22,626	2,873	(50,327)	(125)

	As of December 31, 2020
	Trade	Other	Trade	Other
	receivables	receivables	payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	30,039	4,436	(64,441)	(853)
Offsetting	(1,338)	(136)	1,338	136
Current and noncurrent assets (liabilities) – Booked value	28,701	4,300	(63,103)	(717)